Annual Total Returns[BarChart] - Select Companies - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	8.19%	12.38%	25.23%	8.54%	(14.79%)	22.70%	20.12%	(13.74%)	22.32%	6.14%